Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,045,618.05
Total Fee Amount	282.50
Total Offset Amount	0.00
Net Fee	$ 282.50
Offering Table N/A
Offset Table N/A	N/A